Financial instruments - Additional Information (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 21,177,000	$ 28,175,000
Cash and cash equivalents	5,434,000	5,956,000	$ 14,455,000	$ 33,453,000
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 1,016,515	$ 578,937
Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	1.00%	1.00%
Favourable/adverse effect on profit before tax and equity	$ 54,337	$ 59,562